Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Benefit Plans [Abstract]
Number of noncontributory defined benefit pension plans	3
Defined Benefit Plan Disclosure [Line Items]
Pension and other benefit plan contributions	$ 2,971	$ 3,561
Change in plan assets: [Abstract]
Fair value of plan assets at beginning of year	43,407
Fair value of plan assets at end of year		43,407
Funded status at end of year: [Abstract]
Fair value of plan assets		43,407
Amounts recognized in the consolidated balance sheet consist of: [Abstract]
Accumulated other comprehensive loss (income)	3,689	4,911
Accumulated benefit obligation for defined benefit pension plans	59,888	59,542
Reclassification adjustments out of accumulated other comprehensive income	(1,862)
Expected actuarial net losses	1,254
Employer contributions [Abstract]
Estimated future employer contributions for the next fiscal year	2,033
Expected future benefit payments [Abstract]
Projected health care cost trend rate (in hundredths)	6.20%
Ultimate health care cost trend rate (in hundredths)	4.30%
Year that rate reaches ultimate trend rate	2033
Effect of 1% increase in health care cost trend rate on nonpension postretirement net periodic benefit costs	305
Effect of 1% increase in health care cost trend rate on nonpension postretirement benefit obligations	1,780
Effect of 1% decrease in health care cost trend rate on nonpension postretirement net periodic benefit costs	(227)
Effect of 1% decrease in health care cost trend rate on nonpension postretirement benefit obligation	(1,383)
Pension Plans [Member]
Change in benefit obligations: [Abstract]
Benefit obligations at beginning of year	59,542	61,595
Interest cost	2,623	2,571	1,553
Service cost	414	893	102
Plan curtailments	0	0	0
Employee contributions	52	219
Actuarial (gain) loss	3,063	(2,602)
Benefits paid	(2,789)	(2,465)
Effect of exchange rate changes	(380)	(669)
Benefit obligations at end of year	62,525	59,542	61,595
Change in plan assets: [Abstract]
Fair value of plan assets at beginning of year	43,407	39,425
Actual return on plan assets	7,419	3,282
Employer contributions	2,862	3,485
Employee contributions	52	219
Benefits paid	(2,789)	(2,465)
Expenses paid	(209)	(85)
Effect of exchange rate changes	(242)	(454)
Fair value of plan assets at end of year	50,500	43,407	39,425
Funded status at end of year: [Abstract]
Fair value of plan assets	50,500	43,407	39,425
Benefit obligations	62,525	59,542	61,595
Funded status	(12,025)	(16,135)
Amounts recognized in the consolidated balance sheet consist of: [Abstract]
Noncurrent liability	(12,025)	(16,135)
Current liability	0	0
Accumulated other comprehensive loss (income)	9,310	11,884
Net periodic pension expense [Abstract]
Interest cost	2,623	2,571	1,553
Service cost	414	893	102
Expected return on plan assets	(2,791)	(2,516)	(1,737)
Amortization of net loss	1,054	1,608	866
Curtailment gain	0	0	0
Net periodic pension expense	1,300	2,556	784
Expected future benefit payments [Abstract]
2015	2,833
2016	3,057
2017	3,267
2018	3,404
2019	3,486
Years 2020-2024	17,574
Pension Plans [Member] | Maximum [Member]
Assumptions used to determine benefit obligations [Abstract]
Discount rate, benefit obligation (in hundredths)	4.30%	4.75%
Assumptions used to determine net periodic expense [Abstract]
Discount rate, net periodic expense (in hundredths)	4.75%	5.00%	5.30%
Expected return on plan assets (in hundredths)	7.00%	7.00%	8.00%
Pension Plans [Member] | Minimum [Member]
Assumptions used to determine benefit obligations [Abstract]
Discount rate, benefit obligation (in hundredths)	4.00%	4.25%
Assumptions used to determine net periodic expense [Abstract]
Discount rate, net periodic expense (in hundredths)	3.75%	3.50%	5.00%
Expected return on plan assets (in hundredths)	5.70%	5.70%	5.50%
Nonpension Postretirement Plan [Member]
Change in benefit obligations: [Abstract]
Benefit obligations at beginning of year	13,316	11,906
Interest cost	518	617	0
Service cost	640	1,172	0
Plan curtailments	(5,831)	0	0
Employee contributions	0	0
Actuarial (gain) loss	758	72
Benefits paid	(109)	(76)
Effect of exchange rate changes	(227)	(375)
Benefit obligations at end of year	9,065	13,316	11,906
Change in plan assets: [Abstract]
Fair value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	109	76
Employee contributions	0	0
Benefits paid	(109)	(76)
Expenses paid	0	0
Effect of exchange rate changes	0	0
Fair value of plan assets at end of year	0	0	0
Funded status at end of year: [Abstract]
Fair value of plan assets	0	0	0
Benefit obligations	9,065	13,316	11,906
Funded status	(9,065)	(13,316)
Amounts recognized in the consolidated balance sheet consist of: [Abstract]
Noncurrent liability	(8,865)	(13,155)
Current liability	(200)	(161)
Accumulated other comprehensive loss (income)	779	67
Net periodic pension expense [Abstract]
Interest cost	518	617	0
Service cost	640	1,172	0
Expected return on plan assets	0	0	0
Amortization of net loss	0	0	0
Curtailment gain	(5,831)	0	0
Net periodic pension expense	(4,673)	1,789	0
Assumptions used to determine benefit obligations [Abstract]
Discount rate, benefit obligation (in hundredths)	4.40%	4.85%
Assumptions used to determine net periodic expense [Abstract]
Discount rate, net periodic expense (in hundredths)	4.85%	5.10%	0.00%
Expected future benefit payments [Abstract]
2015	200
2016	234
2017	266
2018	288
2019	301
Years 2020-2024	1,656
Equity Securities [Member]
Benefit plan asset allocation [Abstract]
Benefit plan asset allocation, minimum (in hundredths)	55.00%
Benefit plan asset allocation, maximum (in hundredths)	70.00%
Fixed Income Securities [Member]
Benefit plan asset allocation [Abstract]
Benefit plan asset allocation, minimum (in hundredths)	30.00%
Benefit plan asset allocation, maximum (in hundredths)	40.00%
Real Estate [Member]
Change in plan assets: [Abstract]
Fair value of plan assets at beginning of year	$ 1,033
Benefit plan asset allocation [Abstract]
Benefit plan asset allocation, minimum (in hundredths)	5.00%
Benefit plan asset allocation, maximum (in hundredths)	10.00%